Inventories, Net Of Customer Advances	12 Months Ended
Dec. 31, 2019
Inventory, Net [Abstract]
Inventories, Net Of Customer Advances	INVENTORIES

The following table presents the components of other inventories, net of customer advances as of December 31, 2019 and 2018.

	December 31,
	2019	2018
Cost incurred on long-term contracts in progress(*)	$631,513	$620,350
Raw materials	516,385	455,517
Advances to suppliers and subcontractors	106,142	87,788
	1,254,040	1,163,655
Less -
Provision for losses on long-term contracts	34,120	21,659
	$1,219,920	$1,141,996

(*)
Costs incurred to fulfill a contract in advance of the contract being awarded are included in inventories as work-in-process if the Company determines that those costs relate directly to a contract or to an anticipated contract that can be specifically identified and contract award is probable, the costs generate or enhance resources that will be used in satisfying performance obligations, and the costs are recoverable (referred to as pre-contract costs). Pre-contract costs that are initially capitalized in inventory are generally recognized as cost of revenues consistent with the transfer of control of the products and services to the customer. All other pre-contract costs, including start-up costs, are expensed as incurred. As of December 31, 2019 and 2018, $221,592 and $108,627 of pre-contract costs were included in inventory, respectively.